39. Related-party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Related-party transactions
39.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

In order to ensure the goals of the Company are achieved and to align them with transparency of processes and corporate governance best practices, this policy guides Petrobras while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions:

•       Prioritization of the Company’s interests regardless of the counterparty;

•       Arm’s length basis;

•       Compliance with market conditions, especially concerning terms, prices and guarantees or with adequate compensatory payment;

•       Accurate and timely disclosure in accordance with applicable authorities.

The Audit Committee must approve in advance transactions between the Company and its associates, entities controlled by key management personnel or by their close family members, the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, taking into account the materiality established by this policy. The Audit Committee reports monthly to the Board of Directors.

Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities, which are under the scope of Board of Directors approval, must be preceded by the Audit Committee and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

39.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		12.31.2020		12.31.2019

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrobras Distribuidora (BR)	196	39	224	47
Natural Gas Transportation Companies	74	191	150	717
State-controlled gas distributors (joint ventures)	225	68	338	104
Petrochemical companies (associates)	17	9	47	29
Other associates and joint ventures	152	120	35	203
Subtotal	664	427	794	1,100
Brazilian government – Parent and its controlled entities
Government bonds	1,632	-	1,580	-
Banks controlled by the Brazilian Government	7,676	3,707	8,584	4,904
Receivables from the Electricity sector (note 14.1)	205	−	334	−
Petroleum and alcohol account - receivables from the Brazilian Government (note 14.1)	482	-	304	-
Brazilian Federal Government - dividends	2	−	−	417
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	-	−	−	20
Others	38	47	45	43
Subtotal	10,035	3,754	10,847	5,384
Pension plans	52	65	60	110
Total	10,751	4,246	11,701	6,594
Current	2,663	1,225	2,849	1,904
Non-Current	8,088	3,021	8,852	4,690
Total	10,751	4,246	11,701	6,594

The income/expenses of significant transactions are set out in the following table:

	2020	2019	2018
Joint ventures and associates
Petrobras Distribuidora (BR)	11,038	7,242	−
Natural Gas Transportation Companies	(1,478)	(1,858)	(932)
State-controlled gas distributors (joint ventures)	1,723	2,812	2,306
Petrochemical companies (associates)	2,769	2,926	3,762
Other associates and joint ventures	265	208	36
Subtotal	14,317	11,330	5,172
Brazilian government – Parent and its controlled entities
Government bonds	41	107	109
Banks controlled by the Brazilian Government	(456)	(652)	(902)
Receivables from the Electricity sector (note 14.1)	72	300	1,713
Petroleum and alcohol account - receivables from the Brazilian Government (note 14.1)	235	8	92
Diesel Price Subsidy Program	−	−	1,559
Brazilian Federal Government - dividends	(4)	(4)	3
Empresa Brasileira de Administração de Petróleo e Gás Natural – Pré-Sal Petróleo S.A. – PPSA	(135)	(110)	(461)
Others	(15)	(130)	144
Subtotal	(262)	(482)	2,257
Pension plans	(177)	−	−
Total	13,878	10,848	7,429
Revenues, mainly sales revenues	16,202	13,748	8,733
Purchases and services	(2,074)	(2,591)	(2,239)
Income (expenses)	(93)	−	−
Foreign exchange and inflation indexation charges, net	(102)	(395)	(316)
Finance income (expenses), net	(55)	87	1,251
Total	13,878	10,848	7,429
(*) It includes TAG results until July 2020, when the Company entered into an agreement for the sale of its remaining interest (note 24.2)

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 19.

39.2.	Petroleum and alcohol account - receivables from the Brazilian Government

Pursuant to Provisional Measure 2,181 of August 24, 2001, the Brazilian Federal Government may settle the balance of receivables related to the Petroleum and Alcohol accounts by using National Treasury Notes in an amount equal to the outstanding balance, or allow the Company to offset the outstanding balance against amounts payable to the Federal Government, including taxes payable, or both.

Following several negotiation attempts at the administrative level, the Company filed a lawsuit in July 2011 to collect the receivables.

On November 30, 2020, since there was no possibility of impugnment because the decision was final, the precatory was sent to the Federal Regional Court of the 2nd Region. The amount of US$ 476 (R$ 2,473 million), will be indexed up to the date of the effective payment. The Company expects to receive the amount in the first half of 2022.

Accordingly, the Company recorded the amount of US$ 235 within net finance income (expense), including inflation indexation and interests, of which US$ 228 arises from the update relating to the difference between the Reference Rate and the IPCA-E of the outstanding balance.

As of December 31, 2020, the balance of receivables related to the Petroleum and Alcohol accounts is US$ 482 (US$ 304 as of December 31, 2019), recorded within non-current assets. Thus, no amounts remain classified as a contingent asset as of December 31, 2020.

39.3.	Compensation of key management personnel

The criteria for compensation of employees and officers are established based on the relevant labor legislation and the Company’s Positions, Salaries and Benefits Plan (Plano de Cargos e Salários e de Benefícios e Vantagens).

The compensation of employees (including those occupying managerial positions) and officers in December 2020 and December 2019 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	2020	2019
Lowest compensation	708	928
Average compensation	3,814	4,985
Highest compensation	19,939	26,602
Compensation of highest paid Petrobras officer	20,700	28,038

The total compensation of Executive Officers and Board Members of Petrobras is set out as follows:

		2020			2019
	Officers	Board members	Total	Officers	Board members	Total
Wages and short-term benefits	2.0	0.1	2.1	2.9	0.3	3.2
Social security and other employee-related taxes	0.5	-	0.5	1.0	-	1.0
Post-employment benefits (pension plan)	0.1	-	0.1	0.4	-	0.4
Variable compensation	−	-	−	2.8	-	2.8
Benefits due to termination of tenure	0.1	-	0.1	0.4	-	0.4
Total compensation recognized in the statement of income	2.7	0.1	2.8	7.5	0.3	7.8
Total compensation paid	2.7	-	2.7	6.0	-	6.0
Average number of members in the period (*)	9.00	9.44	18.44	7.67	9.75	17.42
Average number of paid members in the period (**)	9.00	4.33	13.33	7.67	5.00	12.67

(*) Monthly average number of members.
(**) Monthly average number of paid members.

For 2020 December 31, 2020, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 14 (US$ 21 for the same period of 2019).

On July 22, 2020, the Company’s Annual Shareholders’ Meeting approved a change in the overall compensation for executive officers and board members, setting the total compensation threshold at US$ 8 (R$ 43,3 million) from April 2020 to March 2021.

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Audit Committee or Audit Committee of Petrobras and its subsidiaries are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 430 thousand for the year ended December 31, 2020

(US$ 527 thousand with tax and social security costs). For the same period of 2019, the total compensation concerning these members was US$ 430 thousand (US$ 506 thousand with tax and social security costs).

The amount of compensation to be paid varies according to the percentage of achievement of the financial and operational targets. The program foresees compensations being disbursed through 5 years.

On December 31, 2020, the company provisioned US$ 2 (R$ 13 million) related to the Performance Award Program – (PPP) 2020.

Exemption from damage (indemnity)

The company's bylaws establishes the obligation to indemnify and keep the officers without losses, members with statutory functions and other employees and agents that legally act through officers’ delegation, so as to cope with certain expenses related to arbitration, judicial or administrative processes that involve acts performed in the exercise of their duties or powers, since the date of your possession or the since the beginning of the contractual relation with the Company.

The first period of the agreement coverage began on December 18, 2018 and continues until the occurrence of the following events, whichever comes last: (i) the end of the fifth (5th) year following the date on which the beneficiary leave, for any reason, to exercise the mandate, function or position; (ii) the course of the time required in transit of any Process in which the Beneficiary is partly due to the practice of Regular Management Act; or (iii) the course of the limitation period according to law to events that can generate the obligations of indemnification by the Company, including, but not limited to, the criminal statute applicable deadline, even if such period is applied by administrative authorities. The maximum exposure established by the company (global limit for all eventual claims) until March 24, 2020 is US$ 500.

The second period of the agreement coverage began on April 25, 2020 and continues until the occurrence of the same kind of events of the first period. The maximum exposure established by the company (global limit for all eventual claims) until March, 2022 is US$ 300.

Indemnity agreements shall not cover: (i) acts covered under and insurance policy purchased by the Company, as formally recognized and implemented by the insurance company; (ii) acts outside the regular exercise of the duties or powers of the Beneficiaries; (iii) acts in bad faith act, malicious acts, fraud or serious fault on the part of the Beneficiaries; (iv) self-interested acts or in favor of third parties that damage the company’s social interest; (v) obligation to pay damages arising from social action according to article 159 of Law 6,404/76 or reimbursement of the damages according to art. 11, § 5°, II of Law 6,385/76; (iv) other cases where a manifest conflict of interest with the company is established. It is worth noting that after a final unappealable decision, if it is proved that the act performed by the beneficiary is not subject to indemnification, the beneficiary is obligated to return the advanced amounts to the company. Petrobras will have no obligation to indemnify the Beneficiaries for loss of profits, loss of business opportunity, interruption of professional activity, moral damages or indirect damages.

In case of potential conflicts of interest, it is important to mention that the company may hire outside professionals, with a principled, impartial and independent reputation and with a strong experience to evaluate eventual indemnity lawsuits, verifying whether or not the act will be covered. In addition, the beneficiary of an indemnity agreement would be prevented from attending meetings or discussions concerning the payment approval of his or her own expenses.